UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-226123-11

Central Index Key Number of the issuing entity:     0001844998

Benchmark 2021-B24 Mortgage Trust
(Exact name of issuing entity as speciﬁed in its charter)

Commission File Number of the depositor:     333-226123

Central Index Key Number of the depositor:     0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as speciﬁed in its charter)

JPMorgan Chase Bank, National Association
(Central Index Key Number 0000835271)

German American Capital Corporation
(Central Index Key Number 0001541294)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

Goldman Sachs Mortgage Company
(Central Index Key Number 0001541502)

Kunal K. Singh, (212) 834-5467
(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 1, 2021

J.P. MORGAN CHASE COMMERCIAL
MORTGAGE SECURITIES CORP.
	By:	/s/ Kunal K. Singh
Name: Kunal K. Singh
Title: President and Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File	(E)
103	Asset Related Document	(E)